Exhibit 99.7 Schedule 1

Data Compare
Run Date - 09/06/2024 2:28:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1354124	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	PITI	XXXXXX	XXXXXX	Verified